Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Other tax payables (Note 1)	$ 519,178	$ 739,896
Accruals for user incentive programs	944,854	3,756,933
Accrued expenses (Note 2)	2,210,912	3,034,970
Accrued loss contingencies relating litigation and asserted claims	209,842	166,887
Others	372,768	364,289
Total	4,257,554	8,062,975
Value-added tax payable	$ 400,000	$ 400,000